DIRECTOR ACCESS
SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED
MAY 1, 2000

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In the section entitled "Definitions," the definition of "Commuted Value"is deleted and replaced with the following:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.
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In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payments for 10 years. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Hartford Global Health HLS Fund and Hartford Global Technology Fund Sub-Accounts because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                                                                         YEAR ENDED DECEMBER 31,
                                                                                WITH THE
                                                               WITHOUT THE      OPTIONAL       WITHOUT THE
                                                                OPTIONAL      DEATH BENEFIT     OPTIONAL
                                                              DEATH BENEFIT    (UNAUDITED)    DEATH BENEFIT
                                                                  1999            1999            1998
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HARTFORD ADVISERS HLS FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at beginning of period                   $ 1.035         $ 1.048         $ 1.000
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Hartford Accumulation Unit Value at end of period                $ 1.128         $ 1.127         $ 1.035
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                       99,547             343          15,480
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HARTFORD BOND HLS FUND SUB-ACCOUNT (Inception date August 1,
 1986)
Accumulation Unit Value at beginning of period                   $ 1.031         $ 0.995         $ 1.000
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Accumulation Unit Value at end of period                         $ 0.995         $ 0.995         $ 1.031
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                       11,256              26           3,237
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HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                   $ 0.984         $ 1.074         $ 1.000
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Accumulation Unit Value at end of period                         $ 1.334         $ 1.334         $ 0.984
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                       27,329             298           3,000
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HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT (Inception
 date March 8, 1994)
Accumulation Unit Value at beginning of period                   $ 1.008         $ 0.980         $ 1.000
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Accumulation Unit Value at end of period                         $ 1.046         $ 1.046         $ 1.008
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                       19,290             103           4,240
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HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT (Inception date
 September 30, 1998)
Accumulation Unit Value at beginning of period                   $ 1.319         $ 1.474         $ 1.000
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Accumulation Unit Value at end of period                         $ 1.946         $ 1.946         $ 1.319
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                        3,764              60              14
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HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT (Inception
 date June 1, 1998)
Accumulation Unit Value at beginning of period                   $ 1.090         $ 1.131         $ 1.000
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Accumulation Unit Value at end of period                         $ 1.308         $ 1.308         $ 1.090
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                        8,930             129           1,168
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HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT (Inception date
 September 30, 1998)
Accumulation Unit Value at beginning of period                   $ 1.034         $ 1.045         $ 1.000
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Accumulation Unit Value at end of period                         $ 1.067         $ 1.066         $ 1.034
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                        2,071               2              87
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                                                                         YEAR ENDED DECEMBER 31,
                                                                                WITH THE
                                                               WITHOUT THE      OPTIONAL       WITHOUT THE
                                                                OPTIONAL      DEATH BENEFIT     OPTIONAL
                                                              DEATH BENEFIT    (UNAUDITED)    DEATH BENEFIT
                                                                  1999            1999            1998
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HARTFORD INDEX HLS FUND SUB-ACCOUNT (Inception date May 1,
 1987)
Accumulation Unit Value at beginning of period                   $ 1.045         $ 1.085         $ 1.000
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Accumulation Unit Value at end of period                         $ 1.240         $ 1.240         $ 1.045
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Number Accumulation Units outstanding at end of (in
 thousands)                                                       27,071              83           3,777
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HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT
 (Inception date March 1, 1995)
Accumulation Unit Value at beginning of period                   $ 0.971         $ 1.046         $ 1.000
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Accumulation Unit Value at end of period                         $ 1.178         $ 1.178         $ 0.971
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                        3,025              15             373
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HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT
 (Inception date July 2, 1990)
Accumulation Unit Value at end of period                         $ 0.924         $ 1.049         $ 1.000
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Accumulation Unit Value at end of period                         $ 1.273         $ 1.273         $ 0.924
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                        5,998              58             657
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HARTFORD MIDCAP HLS FUND SUB-ACCOUNT (Inception date July
 15, 1997)
Accumulation Unit Value at beginning of period                   $ 1.017         $ 1.164         $ 1.000
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Accumulation Unit Value at end of period                         $ 1.521         $ 1.520         $ 1.017
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                        8,978              70             732
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HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at beginning of period                   $ 1.016         $ 1.040         $ 1.000
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Accumulation Unit Value at end of period                         $ 1.050         $ 1.050         $ 1.016
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                       60,490              35           9,217
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HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT (Inception
 date August 1, 1986)
Accumulation Unit Value at beginning of period                   $ 1.022         $ 1.020         $ 1.000
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Accumulation Unit Value at end of period                         $ 1.022         $ 1.022         $ 1.022
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                        5,585              --             696
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HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT (Inception date
 August 9, 1996)
Accumulation Unit Value at beginning of period                   $ 0.975         $ 1.166         $ 1.000
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Accumulation Unit Value at end of period                         $ 1.593         $ 1.593         $ 0.975
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                        6,085              43             673
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HARTFORD STOCK HLS FUND SUB-ACCOUNT (Inception date August
 1, 1986)
Accumulation Unit Value at beginning of period                   $ 1.037         $ 1.083         $ 1.000
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Accumulation Unit Value at end of period                         $ 1.223         $ 1.223         $ 1.037
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                       53,639             210           7,571
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HV-2715
333-45303